Leases - Schedule of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease expense	$ 473	$ 443
Finance lease expense:
Amortization of ROU assets	13	16
Interest on lease liabilities	4	4
Total finance lease expense	16	20
Total lease expense	$ 489	$ 463